Cover Page	6 Months Ended
Jun. 30, 2024
Cover Page
Document Type	F-4
Entity Registrant Name	BANCOLOMBIA SA
Entity Incorporation, State or Country Code	F8
Entity Primary SIC Number	6029
Entity Address, Address Line One	Carrera 48 # 26-85
Entity Address, Address Line Two	Avenida Los Industriales
Entity Address, City or Town	Medellín
Entity Address, Country	CO
Country Region	57
City Area Code	604
Local Phone Number	4041918
Entity Emerging Growth Company	false
Entity Central Index Key	0001071371
Amendment Flag	false